OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
	December 31, 2021			December 31, 2020
	Carrying Amount	Accumulated Amortization	Net Book Value	Carrying Amount	Accumulated Amortization	Net Book Value
Customers relationships & Other	8,734	7,798	936	8,734	7,484	1,250
IP & Technology	7,019	4,524	2,495	7,019	3,959	3,060
Right of use	1,200	318	882	-	-	-
Capitalized software development costs	8,001	5,822	2,179	7,265	5,305	1,960
	24,954	18,462	6,492	23,018	16,748	6,270